Property and Equipment - Additional Information (Details) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Depreciation and amortization expense		$ 400,000	$ 4,900,000	$ 2,000,000
Predecessor
Property Plant And Equipment [Line Items]
Depreciation and amortization expense	$ 30,000